Pruco Life Insurance Company of New Jersey                             Thomas C. Castano
                                                                       Assistant General Counsel
                                                                       Law Department

                                                                       Pruco Life Insurance Company
                                                                         of New Jersey
                                                                       213 Washington Street
                                                                       Newark, NJ 07102-2992
                                                                       (973) 802-4708 fax: (973) 802-9560

                                                                       September 10, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

         Re:  Pruco Life of New Jersey Variable Insurance Account (File No. 811-03646)

Dear Commissioners:

On behalf of Pruco Life Insurance  Company of New Jersey and the Pruco Life of New Jersey Variable  Insurance  Account (the "Account"),
we hereby submit,  pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the "Act"),  that the Account's  semi-annual report for the period ending June 30, 2004 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

We incorporate by reference the following semi-annual report for the underlying fund:

         Filer/Entity:         The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.:              0000711175
         Accession No.:        0001193125-04-152307
         Date of Filing:       09/03/04

If you have any questions regarding this filing, please contact me at (973) 802-4708.

                                                                     Sincerely,

                                                                    _/s/____________________________
                                                                       Thomas C. Castano

VIA EDGAR